Annual Fund Operating Expenses - State Street Prime Money Market ETF - State Street Prime Money Market ETF	Feb. 05, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.18%

[1]	Other Expenses are based on estimates for the current fiscal year.